Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [Line Items]
Disclosure of detailed information about commitments and contingent liabilities [text block]
$000	Dec 31, 2017	Dec 31, 2016
Capital expenditure contracted for at statement of financial position date but not yet incurred is:
Property plant and equipment – subsidiaries	17,262	7,019
Commitments of joint ventures (attributable share)
Kibali	8,599	9,655
Morila	-	37
RAL 1	16,262	-
Total commitments of joint ventures (attributable share)	24,861	9,692
	42,123	16,711

Disclosure of detailed information about future aggregate minimum lease payments of operating lease payments [text block]
The lease relates to the oxygen plant at Loulo leased from Maligaz. The duration of the contract is 10 years and the contract is renewable for additional periods of 5 years thereafter. The future aggregate minimum lease payments[1] under operating leases are as follows:

$000	Dec 31, 2017	Dec 31, 2016

No later than 1 year	2,886	2,486
Later than 1 year and no later than 5 years	11,544	9,944
Later than 5 years	8,658	7,458
	23,088	19,888

Kibali Jersey Limited [Member]
Disclosure of commitments and contingent liabilities [Line Items]
Disclosure of detailed information about commitments and contingent liabilities [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Capital expenditure contracted for at statement of financial position date but not yet incurred is:

Property, plant and equipment	19,108	21,456	27,385